EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-18	16-Apr-18	15-May-18
To	30-Apr-18	15-May-18
Days	29

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,157,972.88
Series Nominal Liquidation Amount	639,976,972.88

Required Participation Amount	$639,976,972.88
Excess Receivables	$55,318,170.37

Total Collateral	695,295,143.25

Collateral as Percent of Notes	135.01%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,420,735,660.76
Total Principal Collections	($1,977,554,259.06)
Investment in New Receivables	$1,937,526,133.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($44,953,191.66)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,160,698.12)
Less Servicing Adjustment	($2,526,005.33)

Ending Balance	$5,569,067,640.03

SAP for Next Period	12.48%

Average Receivable Balance	$5,605,525,493.68
Monthly Payment Rate	35.28%

Interest Collections

During the past collection period, the following activity occurred:
NMOTR Total Pool
Total Interest Collections	$19,388,356.28
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,388,356.28

Series Allocation Percentage at Month-End	12.48%
Floating Allocation Percentage at Month-End	89.92%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	29
A1 LIBOR	1.896880%
A1 Applicable Margin	0.310000%

	2.206880%

	Actual	Per $1000
Interest A	915,548.69	1.78
Principal A	—	—

		1.78
Total Due Investors	915,548.69
Servicing Fee	529,849.17

Excess Cash Flow	731,229.04

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.56%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		35.01%